Impairment Of Exploration And Evaluation And Oil And Gas Properties - Summary of Sensitivity Analysis of Fair Value Measurement To Changes In Unobservable Inputs, Assets Oil And Gas Properties (Parenthetical) (Detail) - Oil And Gas Properties [member]
12 Months Ended
Dec. 31, 2021
Disclosure of sensitivity analysis of fair value measurement to changes in unobservable inputs, assets oil and gas properties [line items]
Oil and gas properties measurement input description	100 basis points
Discount rate, measurement input [member]
Disclosure of sensitivity analysis of fair value measurement to changes in unobservable inputs, assets oil and gas properties [line items]
Percentage of reasonably possible increase in unobservable input assets	1.00%
Percentage of reasonably possible decrease in unobservable input assets	1.00%
Brent Price Measurement Input [member]
Disclosure of sensitivity analysis of fair value measurement to changes in unobservable inputs, assets oil and gas properties [line items]
Percentage of reasonably possible increase in unobservable input assets	10.00%
Percentage of reasonably possible decrease in unobservable input assets	10.00%
FX Measurement Input [member]
Disclosure of sensitivity analysis of fair value measurement to changes in unobservable inputs, assets oil and gas properties [line items]
Percentage of reasonably possible increase in unobservable input assets	12.00%
Percentage of reasonably possible decrease in unobservable input assets	12.00%